                                                  Reg. No. 333-5815, Rule 497(e)

      SUPPLEMENT DATED JANUARY 1, 1997, TO OCTOBER 1, 1996, PROSPECTUS FOR
                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                        GROUP VARIABLE ANNUITY CONTRACTS
                       LINCOLN NATIONAL VARIABLE ANNUITY
                                   ACCOUNT L

The following information supplements Lincoln Life's Account L prospectus and should be read in conjunction with it. Effective January 1, 1997, Twentieth Century Mutual Funds will adopt a new name, American Century Investments-SM-. This change will have no effect on your contract or the funds underlying the Sub-Accounts.

Page 1 of the prospectus should revise the list of funds supporting the Sub-Accounts in the following manner:

Growth II Account............  American Century's "TCI Portfolios, Inc.: TCI Growth"
Balanced Account.............  American Century's "TCI Portfolios, Inc. : TCI Balanced"

In addition, the heading and first two paragraphs describing TCI Portfolios, Inc. on Page 12 should be revised to read as follows:

                   American Century's "TCI Portfolios, Inc."

    TCI Portfolios, Inc. is a fund group that offers its shares only to insurance companies to fund the benefits of variable annuity or variable life insurance contracts. The Portfolios are managed by American Century Investment Management, Inc., which also manages the American Century family of mutual funds. American Century Investment Management, Inc. has its principal place of business at 4500 Main Street, Kansas City, Missouri 64111.

    Lincoln Life may perform certain administrative services that would otherwise be performed by American Century Services Corporation and American Century Investment Management, Inc. may pay Lincoln Life for such services.

Any reference to Twentieth Century in the Statement of Additional Information should also be read to mean American Century.

                PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS
                              FOR FUTURE REFERENCE

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